Goodwill and Intangible Assets - Schedule of Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 4,200
2015	3,756
2016	3,756
2017	3,756
2018	3,756
Thereafter	7,741
Net Carrying Amount	$ 26,965